Borrowings - Summary of Reconciliation of Movements of Borrowings to Cash Flows Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	¥ 340,450	¥ 368,921
Increase in borrowings	866,348	810,092
Repayments of borrowings	(891,329)	(836,434)
Total changes from financing cash flows	(24,981)	(26,342)
Exchange adjustments	7,648	(2,129)
Ending balance	¥ 323,117	¥ 340,450